Annual Total Returns - BlackRock U.S. Government Bond Portfolio (Institutional Shares, Investor C Shares, Investor A Shares and Class R Shares) [BarChart] - Investor A, C, Institutional and Class R - BlackRock U.S. Government Bond Portfolio - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	6.29%
Annual Return 2012	2.46%
Annual Return 2013	(2.55%)
Annual Return 2014	5.34%
Annual Return 2015	0.26%
Annual Return 2016	1.21%
Annual Return 2017	1.69%
Annual Return 2018	0.38%
Annual Return 2019	6.45%
Annual Return 2020	6.40%